Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 26. Subsequent Events
These consolidated financial statements include a discussion of material events, if any, which have occurred subsequent to December 31, 2021 (referred to as subsequent events) through the issuance of the consolidated financial statements.
On February 10, 2022, pursuant to the conversion of certain compulsory convertible debentures held by subsidiaries of the Company, WeWork India Management Private Limited ("WeWork India") issued equity shares to those subsidiaries of the Company, comprising 27.5% of the share capital of WeWork India in the aggregate.
On February 15, 2022, a subsidiary of the Company entered into a definitive agreement pursuant to which it contributed the Company’s business in Costa Rica to LatamCo, a joint venture between the Company and an affiliate of SBG, and granted LatamCo the exclusive right to operate the Company's business in Costa Rica under the WeWork brand, in exchange for a waiver by SBG of its right to be reimbursed by an affiliate of WeWork for $6.5 million.
On February 17, 2022, the remaining operating lease agreement in a building that is partially owned by Mr. Neumann was formally terminated upon receiving the necessary ordinary course approvals. The negotiations for the termination occurred in the ordinary course and on arms' length terms. The terms of termination included the tenant entity’s release of $0.6 million in unpaid tenant improvement allowances that had been held in escrow in exchange for the forgiveness of certain tenant responsibilities under the lease and the landlord entity’s forgiveness of the remaining rent amounts then owed. As of December 31, 2021 the unpaid tenant improvement allowance was fully reserved in the Company's consolidated balance sheet.
On March 1, 2022, WeWork closed the acquisition of Common Desk, a Dallas-based coworking operator with 23 locations in Texas and North Carolina, that operates a majority of its locations under asset-light management agreements with landlords to minimize operational and capital expenses.